10-Q Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Investments Measured at Fair Value By Level
The following table presents the Company’s investments measured at fair value by level:

As of June 30, 2024	Level 1	Level 2	Level 3	Total
	($ in thousands)
Fixed maturity securities
U.S. government and government agency	$296,545	$1,235	$—	$297,780
State and municipal	—	51,506	—	51,506
Commercial mortgage-backed securities	—	40,906	—	40,906
Residential mortgage-backed securities	—	143,860	—	143,860
Asset-backed securities	—	53,892	—	53,892
Corporate	—	118,255	—	118,255
Total fixed maturity securities	296,545	409,654	—	706,199
Short-term investments	9,916	2,796	$—	12,712
Total investments	$306,461	$412,450	$—	$718,911

As of December 31, 2023	Level 1	Level 2	Level 3	Total
	($ in thousands)
Fixed maturity securities
U.S. government and government agency	$251,332	$1,209	$—	$252,541
State and municipal	—	50,720	—	50,720
Commercial mortgage-backed securities	—	25,436	—	25,436
Residential mortgage-backed securities	—	74,702	—	74,702
Asset-backed securities	—	42,033	—	42,033
Corporate	—	109,192	—	109,192
Total fixed maturity securities	251,332	303,292	—	554,624
Short-term investments	3,960	4,864	—	8,824
Total investments	$255,292	$308,156	$—	$563,448

The following table presents the Company’s investments measured at fair value by level:

As of December 31, 2023	Level 1	Level 2	Level 3	Total
	($ in thousands)
Fixed maturity securities
U.S. government and government agency	$251,332	$1,209	$—	$252,541
State and municipal	—	50,720	—	50,720
Commercial mortgage-backed securities	—	25,436	—	25,436
Residential mortgage-backed securities	—	74,702	—	74,702
Asset-backed securities	—	42,033	—	42,033
Corporate	—	109,192	—	109,192
Total fixed maturity securities	251,332	303,292	—	554,624
Short-term investments	3,960	4,864	—	8,824
Total investments	$255,292	$308,156	$—	$563,448

As of December 31, 2022	Level 1	Level 2	Level 3	Total
	($ in thousands)
Fixed maturity securities
U.S. government and government agency	$29,416	$1,164	$—	$30,580
State and municipal	—	49,058	—	49,058
Commercial mortgage-backed securities	—	18,268	—	18,268
Residential mortgage-backed securities	—	45,674	—	45,674
Asset-backed securities	—	25,061	—	25,061
Corporate	—	68,247	—	68,247
Total fixed maturity securities	29,416	207,472	—	236,888
Short-term investments	—	46,035	—	46,035
Total investments	$29,416	$253,507	$—	$282,923